Fair value estimation - Schedule of Fair Value of Financial Instruments (Details) - Recurring fair value measurements [Member] - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets:
Financial assets at fair value through profit or loss		¥ 1,291
Financial assets at fair value through other comprehensive income	¥ 77,858	92,396
Liabilities:
Financial liabilities at fair value through profit or loss		22,044
Level 1 [Member]
Assets:
Financial assets at fair value through profit or loss		0
Financial assets at fair value through other comprehensive income	77,858	92,396
Liabilities:
Financial liabilities at fair value through profit or loss		0
Level 2 [Member]
Assets:
Financial assets at fair value through profit or loss		0
Financial assets at fair value through other comprehensive income	0	0
Liabilities:
Financial liabilities at fair value through profit or loss		0
Level 3 [Member]
Assets:
Financial assets at fair value through profit or loss		1,291
Financial assets at fair value through other comprehensive income	¥ 0	0
Liabilities:
Financial liabilities at fair value through profit or loss		¥ 22,044